Retirement Plans - Schedule of Recorded amounts in AOCI for the Non-US Defined Benefit Plan (Detail) - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, net of tax	$ 75	$ (20)
Total, change in AOCI	1,505
2019 change in AOCI for non-U.S. defined benefit plan	244	127
Amounts in AOCI before tax	319	107
Less tax expense	95	32
Ending Balance, net of tax	224	75
Net Actuarial Loss , Balance	1,617	1,485
Net Actuarial Loss , change in AOCI	1,264	825
Net Actuarial Loss , Amounts in AOCI before tax	2,881	2,310
Net Actuarial Loss , Less tax expense	864	693
Net Actuarial Loss , Balance	2,017	1,617
Prior Service Costs, Balance	11	17
Prior Service Costs, change in AOCI	(3)	(1)
Prior Service Costs, Amounts in AOCI before tax	8	16
Prior Service Costs, Less tax expense	3	5
Prior Service Costs, Balance	5	11
Total, Balance	1,703	1,482
Total, change in AOCI		951
Total, Amounts in AOCI before tax	3,208	2,433
Total, Less tax expense	962	730
Total, Balance	$ 2,246	$ 1,703